Fair Value (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 PMT	Dec. 31, 2012 PMT	Dec. 31, 2011 PMT	Dec. 31, 2013 Recurring basis Level 1	Dec. 31, 2012 Recurring basis Level 1	Dec. 31, 2013 Recurring basis Level 1 PMT	Dec. 31, 2012 Recurring basis Level 1 PMT	Dec. 31, 2013 Recurring basis Level 2	Dec. 31, 2012 Recurring basis Level 2	Dec. 31, 2013 Recurring basis Level 2 Forward contracts Purchases	Dec. 31, 2012 Recurring basis Level 2 Forward contracts Purchases	Dec. 31, 2013 Recurring basis Level 2 Forward contracts Sales	Dec. 31, 2012 Recurring basis Level 2 Forward contracts Sales	Dec. 31, 2013 Recurring basis Level 2 MBS put options	Dec. 31, 2012 Recurring basis Level 2 MBS put options	Dec. 31, 2013 Recurring basis Level 2 MBS call options	Dec. 31, 2013 Recurring basis Level 3	Dec. 31, 2012 Recurring basis Level 3	Dec. 31, 2013 Recurring basis Level 3 PMT	Dec. 31, 2013 Recurring basis Level 3 Interest rate lock commitments	Dec. 31, 2012 Recurring basis Level 3 Interest rate lock commitments	Dec. 31, 2013 Recurring basis Total	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2013 Recurring basis Total PMT	Dec. 31, 2012 Recurring basis Total PMT	Dec. 31, 2013 Recurring basis Total Interest rate lock commitments	Dec. 31, 2012 Recurring basis Total Interest rate lock commitments	Dec. 31, 2013 Recurring basis Total Forward contracts Purchases	Dec. 31, 2012 Recurring basis Total Forward contracts Purchases	Dec. 31, 2013 Recurring basis Total Forward contracts Sales	Dec. 31, 2012 Recurring basis Total Forward contracts Sales	Dec. 31, 2013 Recurring basis Total MBS put options	Dec. 31, 2012 Recurring basis Total MBS put options	Dec. 31, 2013 Recurring basis Total MBS call options
Fair value
Interest rate threshold used in determination of accounting for loans underlying mortgage servicing rights (as a percent)	4.50%
Assets:
Short-term investments at fair value	$ 142,582				$ 53,164							$ 142,582	$ 53,164																	$ 142,582	$ 53,164
Mortgage loans held for sale at fair value	531,004	530,248	656,341	203,661	448,384	410,071	248,974	176,282								527,071	448,384								3,933					531,004	448,384
Derivative assets:
Total derivative assets before netting	28,898				28,381											19,934	4,430	416	1,645	18,762	1,818	665	967	91	8,964	23,951		8,964	23,951	28,898	28,381			8,964	23,951	416	1,645	18,762	1,818	665	967	91
Netting	(7,358)				(1,091)																									(7,358)	(1,091)
Total derivative assets	21,540				27,290											19,934	4,430								8,964	23,951				21,540	27,290
Investment in PennyMac Mortgage Investment Trust									1,722	1,897	1,247			1,722	1,897																	1,722	1,897
Mortgage servicing rights at fair value																									224,913	19,798				224,913	19,798
Total assets												144,304	55,061			547,005	452,814								237,810	43,749				921,761	550,533
Derivative liabilities:
Excess servicing spread financing at fair value to affiliate																											138,723					138,723
Total derivative liabilities before netting	9,249				2,294											7,046	2,283	6,542	389	504	1,894				2,203	11		2,203	11	9,249	2,294			2,203	11	6,542	389	504	1,894
Netting	(6,787)				(1,785)																									(6,787)	(1,785)
Total derivative liabilities	2,462				509											7,046	2,283								2,203	11				2,462	509
Total liabilities																$ 7,046									$ 140,926					$ 141,185